Summary of significant accounting judgements, estimates, and significant accounting policies - Additional Information (Detail)	12 Months Ended
Sep. 30, 2021
Accounting Polices [Abstract]
Percentage of unrecognized tax benefit to be realised for recognition in the income statement	50.00%